Investment Risks - SIT LARGE CAP GROWTH FUND INC	Jun. 30, 2025
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Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the markets(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

Growth Style Investing Risk [Member]
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Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Large Cap Stock Risk [Member]
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Large Cap Stock Risk: Stocks of large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

Sector Risk [Member]
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Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

Management Risk [Member]
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›	Management Risk: A strategy used by the investment management team may not produce the intended results.

Investment Company Risk [Member]
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Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.